Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014 Segment Theatre	Dec. 31, 2013 Theatre	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Revenue recognized related to unredeemed gift cards and other advanced sale certificates				$ 1,081,000	$ 500,000	$ 1,319,000
Number of operating segment				1
Credit and debit transaction, amount due from bank	3,128,000			3,128,000	5,174,000
Allowance for doubtful accounts	0			0	0
Building and building improvements under financing lease at cost	939,881,000			939,881,000	869,777,000
Accumulated depreciation	438,378,000			438,378,000	402,022,000
Goodwill	125,515,000			125,515,000	74,377,000	44,577,000
Impairment charges	1,655,000	1,198,000	2,974,000	3,212,000	3,726,000	4,227,000
Number of operating theaters				1	1
Deferred revenue amortization period				30 years
Advertising expenses				2,927,000	2,674,000	1,927,000
Building and Building Improvements Under Finance Lease [Member]
Significant Accounting Policies [Line Items]
Building and building improvements under financing lease at cost	152,244,000			152,244,000	153,729,000
Accumulated depreciation	$ 41,409,000			$ 41,409,000	$ 36,003,000
Two Owned Theatre [Member]
Significant Accounting Policies [Line Items]
Number of theaters				2
Minimum [Member]
Significant Accounting Policies [Line Items]
Film exhibition cost accrual period				30 days
Settlement completion period of film exhibition				3 weeks
Non cancellable lease agreement, initial lease term				15 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Film exhibition cost accrual period				60 days
Settlement completion period of film exhibition				4 weeks
Non cancellable lease agreement, initial lease term				20 years